Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of significant accounting policies
Schedule of exchange rates per £1.00

The most important exchange rates per £1.00 that have been used in preparing the financial statements are:

	Closing rate			Average rate
	2024	2023	2022	2024	2023	2022
Euro	1.1799	1.1652	1.1630	1.1652	1.1524	1.1787
US Dollar	1.2643	1.2716	1.2151	1.2605	1.2081	1.3288